Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 32,235	$ 29,446	$ 28,945
Total cost of sales	(21,021)	(19,736)	(19,478)
Gross profit	11,214	9,710	9,467
Selling, general and administrative expenses	(5,543)	(5,132)	(5,162)
Non-order related research and development expenses	(1,317)	(1,166)	(1,219)
Other income (expense), net	517	(75)	2,632
Income from operations	4,871	3,337	5,718
Interest and dividend income	165	72	51
Interest and other finance expense	(275)	(130)	(148)
Non-operational pension (cost) credit	17	115	166
Income from continuing operations before taxes	4,778	3,394	5,787
Income tax expense	(930)	(757)	(1,057)
Income from continuing operations, net of tax	3,848	2,637	4,730
Loss from discontinued operations, net of tax	(24)	(43)	(80)
Net income	3,824	2,594	4,650
Net income attributable to noncontrolling interests and redeemable noncontrolling interests	(79)	(119)	(104)
Net income attributable to ABB	3,745	2,475	4,546
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,769	2,517	4,625
Loss from discontinued operations, net of tax	(24)	(42)	(79)
Net income	$ 3,745	$ 2,475	$ 4,546
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 2.03	$ 1.33	$ 2.31
Loss from discontinued operations, net of tax (in dollars per share)	(0.01)	(0.02)	(0.04)
Net income (in dollars per share)	2.02	1.30	2.27
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	2.02	1.32	2.29
Loss from discontinued operations, net of tax (in dollars per share)	(0.01)	(0.02)	(0.04)
Net income (in dollars per share)	$ 2.01	$ 1.30	$ 2.25
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	1,855	1,899	2,001
Diluted earnings per share attributable to ABB shareholders (in shares)	1,867	1,910	2,019
Products
Total revenues	$ 27,010	$ 24,471	$ 23,745
Total cost of sales	(17,938)	(16,804)	(16,364)
Services and other
Total revenues	5,225	4,975	5,200
Total cost of sales	$ (3,083)	$ (2,932)	$ (3,114)